Note 1 - Basis of Presentation: Recent Accounting Pronouncements (Policies)	3 Months Ended
Mar. 31, 2021
Policies
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional accounting relief for the expected market transition from the use of the London Interchange Bank Offered Rate (“LIBOR”) to the proposed Secured Overnight Financing Rate (“SOFAR”). The key provisions of optional relief include (1) accounting for contract modifications as a continuation of the existing contract without additional analysis and (2) continuing hedge accounting when certain critical terms of a hedging relationship change. The guidance in ASU No. 2020-04 will generally no longer be available to apply after December 31, 2022. There was no impact of ASU No. 2020-04 on the Company’s condensed consolidated financial statements for the period ended March 31, 2021. The Company is currently evaluating the effect that the new standard may have on its financial statements in future periods.

There have been no updates to other recent accounting pronouncements described in our 2020 Annual Report and no other new pronouncements that Management believes would have a material impact on the Company.